Shareholders' Equity (Details Textual) $ / shares in Units, $ in Thousands						1 Months Ended																					12 Months Ended
	Nov. 12, 2017 USD ($) shares	May 04, 2017 USD ($) $ / shares shares	May 04, 2017 ₪ / shares	Feb. 01, 2017 USD ($) $ / shares shares	Feb. 01, 2017 ₪ / shares	Nov. 30, 2017 USD ($) $ / shares shares	Nov. 30, 2017 ₪ / shares	Aug. 31, 2017 USD ($) $ / shares shares	Aug. 31, 2017 ₪ / shares	Aug. 27, 2017 USD ($) $ / shares shares	Aug. 27, 2017 ₪ / shares	Apr. 23, 2017 USD ($) $ / shares shares	Apr. 19, 2017 USD ($) $ / shares shares	Apr. 19, 2017 ₪ / shares	Mar. 29, 2017 USD ($) $ / shares shares	Jan. 26, 2017 USD ($) $ / shares shares	Jan. 26, 2017 ₪ / shares	Oct. 26, 2016 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2016 ₪ / shares	May 17, 2016 USD ($) $ / shares shares	May 17, 2016 USD ($) $ / shares ₪ / shares shares	Apr. 17, 2016 $ / shares shares	Mar. 01, 2016 USD ($) $ / shares shares	Mar. 01, 2016 USD ($) $ / shares ₪ / shares shares	Jan. 05, 2016 shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)	Apr. 23, 2017 ₪ / shares shares	Mar. 29, 2017 ₪ / shares shares	Oct. 26, 2016 ₪ / shares	May 17, 2016 ₪ / shares	May 17, 2016 ¥ / shares	Mar. 01, 2016 ₪ / shares
Shareholders' Equity [line items]
Private placements gross amount | $																												$ 1,733
Ordinary shares price | $ / shares																											$ 0.80	$ 0.45
Proceeds from issuance of warrants | $																											$ 10,745	$ 6,256
Shares granted to service provider, value | $	$ 53
Shares granted to service provider, shares	50,000
Total unrecognized compensation cost | $																											$ 3,650
Weighted-average period																											2 years 29 days
General and administrative expenses | $																											$ 3,753	2,627	26
Research and development expenses | $																											4,089	904	131
Marketing and sales | $																											1,015	224
Two service providers options [Member]
Shareholders' Equity [line items]
Options grants, shares				380,000
Exercise of options, shares				380,000
Exercise Price Per Share | (per share)				$ 0.52	₪ 1.95
Options vesting term				The options vest over the next 11 quarters until fully vested on September 30, 2019.
General and administrative expenses | $				$ 88
Several service providers options [Member]
Shareholders' Equity [line items]
Options grants, shares						100,000		550,000					220,000
Exercise Price Per Share | (per share)						$ 1.47	₪ 5.15	$ 1.97	₪ 6.96				$ 0.45	₪ 1.95
Options vesting term						The options vest over 2018 through 2020.		The options vest over 2017 through 2020.					The options vest over 2017 through 2019.
General and administrative expenses | $						$ 3		$ 14					$ 71
Magna's employees options [Member]
Shareholders' Equity [line items]
Options grants, shares										970,000
Exercise Price Per Share | (per share)										$ 0.99	₪ 3.57
Options vesting term										The options vest over 12 quarters until fully vested on December 31, 2019.
General and administrative expenses | $										$ 112
Chief Financial Officer options [Member]
Shareholders' Equity [line items]
Options grants, shares																							1,794,205
Exercise Price Per Share | $ / shares																							$ 0.08
Options vesting term																							The options vest over 10 quarters until fully vested on June 30, 2018.
General and administrative expenses | $																											$ 346	346
Three members of Board of directors options [Member]
Shareholders' Equity [line items]
Options grants, shares																300,000
Exercise Price Per Share | (per share)																$ 0.52	₪ 1.95
Options vesting term																The options vest over 12 quarters until fully vested on September 30, 2019.
General and administrative expenses | $																$ 56
Chief Executive Officer options [Member]
Shareholders' Equity [line items]
Options grants, shares		2,000,000
Exercise Price Per Share | (per share)		$ 0.64	₪ 2.31
Options vesting term		The options vest over 12 quarters until fully vested on December 31, 2019.
General and administrative expenses | $		$ 459
Three of senior officers options [Member]
Shareholders' Equity [line items]
Options grants, shares		700,000
Exercise Price Per Share | (per share)		$ 0.52	₪ 1.95
Options vesting term		The options vest over 12 quarters until fully vested on December 31, 2019.
Research and development expenses | $		$ 177
Marketing and sales | $		$ 438
Four members of board of directors options [Member]
Shareholders' Equity [line items]
Options grants, shares										300,000
Exercise Price Per Share | (per share)										$ 1.7	₪ 6.13
Options vesting term										The options vest over 12 quarters until fully vested on September 30, 2019 for two of the directors and on July 16, 2020 for the other.
General and administrative expenses | $										$ 107
Chief Operating Officer options [Member]
Shareholders' Equity [line items]
Options grants, shares						700,000
Exercise Price Per Share | (per share)						$ 1.08	₪ 3.78
Options vesting term						The options vest over 12 quarters until fully vested on September 30, 2020.
Research and development expenses | $						$ 24
Employee's options [Member]
Shareholders' Equity [line items]
Options grants, shares																											2,175,000
Exercise Price Per Share | $ / shares																											$ 0.96
Options vesting term																											The options vest over 12 quarters until fully vested.
General and administrative expenses | $																											$ 279
Warrant [Member]
Shareholders' Equity [line items]
Weighted average volatility																											72.67%
Risk-free interest																											0.30%
Dividend yields																											0.00%
Warrant [Member] | Intermediator [Member]
Shareholders' Equity [line items]
Options grants, shares																										2,392,275
Exercise of options, shares																										2,392,275
Warrant [Member] | Management Consulting Service [Member]
Shareholders' Equity [line items]
Options grants, shares																								1,000,000
Exercise of options, shares																								1,000,000
Exercise Price Per Share | (per share)																								$ 0.77	₪ 3
Options vesting term																								These options vest in 8 quarterly tranches over a period of 2 years (consistent with the contractual term of the service) and expire 3 years from the vesting date in relation to each tranche.
General and administrative expenses | $																											$ 227	$ 46
Warrant [Member] | Maximum [Member]
Shareholders' Equity [line items]
Weighted average life of options																											3 years
Warrant [Member] | Minimum [Member]
Shareholders' Equity [line items]
Weighted average life of options																											1 year 6 months
Warrant A [Member] | Intermediator [Member]
Shareholders' Equity [line items]
Options grants, shares																					101,428			462,042
Exercise of options, shares																					101,428			462,042
Exercise Price Per Share | (per share)																					$ 0.8	₪ 3		$ 0.77	₪ 3
Options vesting term																					These options expire 18 months after their grant date and are fully vested as of their grant date.			These options expire 18 months after their grant date and are fully vested as of their grant date.
General and administrative expenses | $																					$ 2			$ 11
Warrants E [Member] | Intermediator [Member]
Shareholders' Equity [line items]
Options grants, shares																			151,360
Exercise of options, shares																			151,360
Exercise Price Per Share | (per share)																			$ 0.8	₪ 3
Options vesting term																			These options expire 36 months after their grant date and are fully vested as of their grant date.
General and administrative expenses | $																			$ 1
Warrants F [Member]
Shareholders' Equity [line items]
Warrants shares																											19,220,514
Warrants F [Member] | Intermediator [Member]
Shareholders' Equity [line items]
Options grants, shares												576,156			576,156
Exercise of options, shares												576,156			576,156
Exercise Price Per Share | $ / shares												$ 0.8			$ 0.8
Options vesting term												These options expire 24 months after their grant date and are fully vested as of their grant date.			These options expire 24 months after their grant date and are fully vested as of their grant date.
Warrants exercised																											30,855
Warrants G [Member]
Shareholders' Equity [line items]
Warrants shares																											1,001,665
Warrants G [Member] | Intermediator [Member]
Shareholders' Equity [line items]
Options grants, shares												10,000
Exercise of options, shares												10,000
Exercise Price Per Share | $ / shares												$ 0.95
Options vesting term												These options expire 18 months after their grant date and are fully vested as of their grant date.
Private Placement [Member]
Shareholders' Equity [line items]
Private placements gross amount | $												$ 11,645			$ 11,645			$ 1,410			$ 943			$ 4,482
Issuance of ordinary shares																		3,027,197			2,028,568			9,994,267
Ordinary shares price | (per share)																					$ 0.46	₪ 0.46		$ 0.45	₪ 0.45								₪ 1.75		₪ 1.75
Warrants shares																					4,057,136	4,057,136
Issuance expenses, net | $																		$ 1,287			$ 858	₪ 858		$ 4,100	₪ 4,100
Fair value of warrants liabilities | $																		139			258	₪ 258		1,581	₪ 1,581
Net of issuance expenses | $																		$ 1,160			$ 623			$ 2,661
Private Placement [Member] | Warrant A [Member]
Shareholders' Equity [line items]
Warrants shares																					2,028,568	2,028,568		21,531,390	21,531,390
Warrant exercise price | (per share)																																		¥ 3	3
Exercisable contractual term																					18 months			18 months
Private Placement [Member] | Warrant B [Member]
Shareholders' Equity [line items]
Warrants shares																					2,028,568	2,028,568		11,537,123	11,537,123
Warrant exercise price | ₪ / shares																																	₪ 4		₪ 4
Exercisable contractual term																					36 months			36 months
Private Placement [Member] | Warrants E [Member]
Shareholders' Equity [line items]
Ordinary shares price | (per share)																		$ 0.46														₪ 1.75
Warrants shares																		3,178,557
Warrant exercise price | ₪ / shares																																₪ 3
Exercisable contractual term																		36 months
Warrants exercised																											117,646
Private Placement [Member] | Warrants F [Member]
Shareholders' Equity [line items]
Issuance of ordinary shares												12,363,413			12,363,413
Ordinary shares price | (per share)												$ 0.52			$ 0.52															₪ 1.90	₪ 1.90
Warrants shares												12,784,331			12,784,331															12,784,331	12,784,331
Warrant exercise price | $ / shares												$ 0.80			$ 0.80
Exercisable contractual term												24 months			24 months
Warrants to purchase ordinary share												1			1
Private Placement [Member] | Warrants F 1 [Member]
Shareholders' Equity [line items]
Issuance of ordinary shares												6,580,945			6,580,945
Ordinary shares price | (per share)												$ 0.58			$ 0.58															₪ 2.10	₪ 2.10
Warrants shares												6,736,183			6,736,183															6,736,183	6,736,183
Warrant exercise price | $ / shares												$ 0.80			$ 0.80
Exercisable contractual term												24 months			24 months
Warrants to purchase ordinary share												1			1
Private Placement [Member] | Warrants G [Member]
Shareholders' Equity [line items]
Issuance of ordinary shares												2,083,332			2,083,332
Ordinary shares price | (per share)												$ 0.66			$ 0.66															₪ 2.40	₪ 2.40
Warrants shares												1,051,665			1,051,665															1,051,665	1,051,665
Warrant exercise price | $ / shares												$ 0.95			$ 0.95
Exercisable contractual term												18 months			18 months
Warrants to purchase ordinary share												1			1